Organization and Nature of Operations (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands			1 Months Ended		6 Months Ended
	Feb. 08, 2023 $ / shares shares	Dec. 15, 2021 USD ($) $ / shares	Apr. 28, 2021 USD ($) $ / shares shares	Apr. 28, 2021 HKD ($) shares	Jun. 30, 2023 $ / shares shares	Apr. 28, 2021 HKD ($) $ / shares shares
Organization and Nature of Operations (Details) [Line Items]
Authorized share capital			$ 50,000			$ 50,000
Aggregate shares			5,000,000	5,000,000
Par value | $ / shares						$ 0.01
Aggregate amount			$ 50,000	$ 50,000
Unissued shares			5,000,000			5,000,000
Stock split					2.5
Share issuance, description					(a) 1,000,000,000 Class A Ordinary Shares with a nominal or par value of US$0.00004 each and (b) 250,000,000 Class B Ordinary Shares with a nominal or par value of US$0.00004, each in accordance with section 13 of the Cayman Islands Companies Act.
Minimum [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares price per share (in Dollars per share) | $ / shares		$ 0.0001
Stock split					1
Maximum [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares price per share (in Dollars per share) | $ / shares		$ 0
Stock split					2.5
Class A Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Par value | $ / shares			$ 0.0001
Aggregate amount | $		$ 50,000
Ordinary shares	4,000,000		5,400,000	5,400,000
Divided shares			400,000,000			400,000,000
Per share (in Dollars per share) | $ / shares			$ 0.0001
Issuance ordinary shares			5,400,000			5,400,000
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.00004				$ 0.00004
Class B Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Par value | (per share)			$ 0.0001			$ 0.01
Ordinary shares			100,000,000	100,000,000
Per share (in Dollars per share) | $ / shares			$ 0.0001
Ordinary shares			100,000,000			100,000,000
Issuance ordinary shares			3,600,000			3,600,000
Ordinary shares par value (in Dollars per share) | $ / shares					$ 0.00004
Hong Kong [Member]
Organization and Nature of Operations (Details) [Line Items]
Aggregate shares			5,000,000	5,000,000
Share Capital of Lichen [Member] | Class A Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares			400,000,000	400,000,000
Share Capital of Lichen [Member] | Class B Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Par value | $ / shares			$ 0.0001
Ordinary shares			3,600,000	3,600,000